Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 104,740,235,000	¥ 48,983,001,000
Deferred revenues - current	1,221,865,000	983,721,000
Accrued expenses and other current liabilities, non-compete obligation to related party	29,431,484,000	7,178,065,000
Deferred revenues - non-current	2,156,835,000	¥ 2,556,345,000
Other non-current liabilities, non-compete obligation to related party	¥ 440,670,000
Ordinary shares, shares authorized (in shares) | shares	100,000,000,000	100,000,000,000
Non-compete agreement
Accrued expenses and other current liabilities, non-compete obligation to related party | ¥	¥ 82,626,000	¥ 0
Other non-current liabilities, non-compete obligation to related party | ¥	440,670,000	0
Traffic support, marketing and promotion services
Deferred revenues - current | ¥	818,805,000	754,626,000
Deferred revenues - non-current | ¥	¥ 2,127,900,000	¥ 2,515,603,000
Class A ordinary shares
Ordinary shares, shares issued (in shares) | shares	2,467,134,904	2,313,578,195
Ordinary shares, shares outstanding (in shares) | shares	2,384,954,010	2,287,701,055
Class B ordinary shares
Ordinary shares, shares issued (in shares) | shares	471,573,995	480,178,455
Ordinary shares, shares outstanding (in shares) | shares	451,490,387	454,289,431
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 33,441,909,000	¥ 6,313,410,000